Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Balanced Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Balanced Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Balanced Fund - Class A | Uniform Mortgage-Backed Security TBA 03/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class A | Uniform Mortgage-Backed Security TBA 03/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class A | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class A | Uniform Mortgage-Backed Security TBA 03/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Columbia Balanced Fund - Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Balanced Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Balanced Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Balanced Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Balanced Fund - Class A | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Balanced Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Balanced Fund - Class C | Uniform Mortgage-Backed Security TBA 03/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class C | Uniform Mortgage-Backed Security TBA 03/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class C | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class C | Uniform Mortgage-Backed Security TBA 03/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Columbia Balanced Fund - Class C | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Balanced Fund - Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Class C | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Balanced Fund - Class C | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Balanced Fund - Class C | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Balanced Fund - Class C | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Balanced Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Balanced Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 03/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 03/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Institutional Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 03/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Columbia Balanced Fund - Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Balanced Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Balanced Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Balanced Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Balanced Fund - Institutional Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Balanced Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Balanced Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 03/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 03/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Institutional 2 Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Institutional 2 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 03/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Columbia Balanced Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Balanced Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Balanced Fund - Institutional 2 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Balanced Fund - Institutional 2 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Balanced Fund - Institutional 2 Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Balanced Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Balanced Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 03/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 03/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Institutional 3 Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 03/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Columbia Balanced Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Balanced Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Balanced Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Balanced Fund - Institutional 3 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Balanced Fund - Institutional 3 Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Balanced Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Balanced Fund - Class R | Uniform Mortgage-Backed Security TBA 03/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Class R | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class R | Uniform Mortgage-Backed Security TBA 03/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class R | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class R | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class R | Uniform Mortgage-Backed Security TBA 03/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Columbia Balanced Fund - Class R | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Balanced Fund - Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Class R | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Balanced Fund - Class R | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Balanced Fund - Class R | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Balanced Fund - Class R | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Class S | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Balanced Fund - Class S | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Class S | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Balanced Fund - Class S | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Balanced Fund - Class S | Uniform Mortgage-Backed Security TBA 03/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Class S | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class S | Uniform Mortgage-Backed Security TBA 03/13/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class S | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class S | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class S | Uniform Mortgage-Backed Security TBA 03/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Columbia Balanced Fund - Class S | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Balanced Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Class S | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Balanced Fund - Class S | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Balanced Fund - Class S | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Balanced Fund - Class S | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%